Operating Segments - Additional Information (Detail)	12 Months Ended
Mar. 31, 2022 Segment
Disclosure Of Operating Segments [Abstract]
Number of reportable segments	3
Segment reporting disclosure of major customers	None of the corporate and other customers account for more than 10% or more of the Group's revenues.